FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL ASSETS	FINANCIAL ASSETS

(US$ MILLIONS)	2021	2020
Current
Restricted cash	$47	$299
Derivative contracts	40	19
Loans and notes receivable	1	1
Total current	$88	$319
Non-current
Restricted cash	209	204
Derivative contracts	45	36
Loans and notes receivable	7	1
Total non-current	$261	$241